DEBT - Debt Maturities (FY) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 11,171,882	$ 23,091,541
2022	22,203,304	20,873,759
2023	31,562,644	25,642,649
2024	28,970,205	24,599,437
2025	26,484,106	30,781,473
Thereafter	56,169,973	57,959,579
Total principal	185,758,762	182,948,438
Plus: unamortized mortgage premium, net of discount	390,426	447,471
Less: deferred financing costs	(1,683,279)	(1,491,715)
Net principal	184,465,909	181,904,194
Mortgage Notes Payable
Debt Instrument [Line Items]
2021		17,091,541
2022		20,873,759
2023		25,642,649
2024		24,599,437
2025		30,781,473
Thereafter		57,959,579
Total principal	182,758,762	176,948,438	$ 195,739,481
Plus: unamortized mortgage premium, net of discount	390,426	447,471	489,664
Less: deferred financing costs	(1,572,582)	(1,469,991)	(2,189,938)
Net principal	$ 181,576,606	175,925,918	$ 194,039,207
Credit Facility
Debt Instrument [Line Items]
2021		6,000,000
2022		0
2023		0
2024		0
2025		0
Thereafter		0
Total principal		6,000,000
Plus: unamortized mortgage premium, net of discount		0
Less: deferred financing costs		(21,724)
Net principal		$ 5,978,276